DEFERRED REVENUES - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred revenues, total	€ 3,627	€ 3,205
Less long term portion	(926)	(1,313)
Deferred revenues, current portion	2,701	1,892
Maintenance [Member]
Deferred revenues, total	1,761	1,741
RPP [Member]
Deferred revenues, total	255	243
Sale of Devices [Member]
Deferred revenues, total	135	115
Extension of Warranty [Member]
Deferred revenues, total	782	837	€ 855
Research and Development Grants [Member]
Deferred revenues, total	€ 693	€ 269